Summary of Material Accounting Policy Information - Schedule of Measurement of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Current portion of long-term debt	$ 22,132	$ 36,826	$ 28,706	$ 28,706
Current portion of warrant liabilities	8,886	26,606	21,794	21,794
Long-term debt	$ 494,102	341,005	349,728	$ 349,728
Warrant liabilities		0	0
As previously disclosed
Disclosure of detailed information about financial instruments [line items]
Current portion of long-term debt		36,826	15,525
Current portion of warrant liabilities		15,625	0
Long-term debt		341,005	362,909
Warrant liabilities		10,981	21,794
Adjustment
Disclosure of detailed information about financial instruments [line items]
Current portion of long-term debt		0	13,181
Current portion of warrant liabilities		10,981	21,794
Long-term debt		0	(13,181)
Warrant liabilities		$ (10,981)	$ (21,794)